Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Goodwill [Roll Forward]
Opening balance	$ 8,971,670	$ 9,037,931
Current period acquisition	13,379	0
Prior period acquisition	0	(35,692)
Foreign exchange movement	8,534	(30,569)
Closing balance	$ 8,993,583	$ 8,971,670